Employee Benefits	12 Months Ended
Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Abstract]
Employee Benefits

10. Employee Benefits

The expenses recognized in relation to defined contribution plan for the years ended December 31, 2020, 2019 and 2018 are Won 1,968 million, Won 1,812 million and Won 1,546 million, respectively.